Short-term investments (Tables)	9 Months Ended
Sep. 30, 2025
Investments, Debt and Equity Securities [Abstract]
Schedule of Short Term Investments	The Company’s short-term investments are summarized below (in thousands):

December 31, 2024
Expiration	Amortized Cost	Cost Basis	Accumulated Accretion	Fair Value
1/31/2025	$4,243	$4,177	$66	$4,243
2/28/2025	4,163	4,149	14	4,163
3/31/2025	4,202	4,167	35	4,202
4/15/2025	4,147	4,128	19	4,147
Total	$16,755	$16,621	$134	$16,755